UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8031

Seligman Value Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Value Fund Series, Inc.

Schedules of Investments (unaudited)
September 30, 2008

Seligman Large-Cap Value Fund

	Shares	Value

Common Stocks 100.1%
Aerospace and Defense 5.6%
Honeywell International	125,000	$5,193,750
United Technologies	100,000	6,006,000

		11,199,750

Capital Markets 4.3%
Bank of New York Mellon	160,000	5,212,800
Morgan Stanley	150,000	3,450,000

		8,662,800

Chemicals 4.7%
E. I. duPont de Nemours	130,000	5,239,000
Praxair	60,000	4,304,400

		9,543,400

Commercial Banks 6.3%
Regions Financial	485,000	4,656,000
U.S. Bancorp	225,000	8,104,500

		12,760,500

Communications Equipment 2.9%
Juniper Networks*	280,000	5,899,600

Computers and Peripherals 1.6%
Seagate Technology	257,000	3,114,840

Diversified Financial Services 7.7%
Bank of America	245,000	8,575,000
JPMorgan Chase	150,000	7,005,000

		15,580,000

Food and Staples Retailing 3.2%
Costco Wholesale	100,000	6,493,000

Food Products 2.1%
Tyson Foods (Class A)	360,000	4,298,400

Health Care Equipment and Supplies 6.2%
Baxter International	95,000	6,234,850
Medtronic	124,000	6,212,400

		12,447,250

Health Care Providers and Services 3.9%
Humana*	190,000	7,828,000

Independent Power Producers and Energy Traders 1.2%
AES*	200,000	2,338,000

Insurance 13.5%
MetLife	105,000	5,880,000
Prudential Financial	70,000	5,040,000
Travelers Companies	135,000	6,102,000
Unum Group	405,000	10,165,500

		27,187,500

IT Services 3.3%
Amdocs*	240,000	6,571,200

Machinery 2.4%
Caterpillar	80,000	4,768,000

Multiline Retail 2.3%
J.C. Penney	140,000	4,667,600

Oil, Gas and Consumable Fuels 10.1%
Chevron	75,000	6,186,000
Marathon Oil	140,000	5,581,800
Valero Energy	125,000	3,787,500
Williams Companies	200,000	4,730,000

		20,285,300

Pharmaceuticals 3.5%
Bristol-Myers Squibb	340,000	7,089,000

Road and Rail 5.5%
CSX	100,000	5,457,000
Union Pacific	80,000	5,692,800

		11,149,800

Specialty Retail 6.4%
Gap (The)	400,000	7,112,000
Lowe’s Companies	250,000	5,922,500

		13,034,500

Tobacco 3.4%
Altria Group	100,000	1,984,000
Philip Morris International	100,000	4,810,000

		6,794,000

Total Investments 100.1%		201,712,440
Other Assets Less Liabilities (0.1)%		(250,161)

Net Assets 100.0%		$201,462,279

Seligman Smaller-Cap Value Fund

	Shares	Value

Common Stocks 100.6%
Aerospace and Defense 3.5%
Cubic	249,200	$6,127,828

Airlines 6.0%
Continental Airlines (Class B)*	250,000	4,170,000
Delta Air Lines*	875,000	6,518,750

		10,688,750

Beverages 2.1%
Central European Distribution*	80,000	3,632,800

Chemicals 2.2%
Minerals Technologies	65,000	3,858,400

Commercial Services and Supplies 5.8%
Brink’s	85,000	5,186,700
Waste Connections*	150,000	5,145,000

		10,331,700

Communications Equipment 2.6%
F5 Networks*	200,000	4,676,000

Computers and Peripherals 1.7%
Hypercom*	770,000	3,064,600

Construction and Engineering 1.9%
Shaw Group*	110,000	3,380,300

Containers and Packaging 2.2%
Owens-Illinois*	130,000	3,822,000

Diversified Consumer Services 2.2%
Sotheby’s Holdings (Class A)	190,000	3,811,400

Electrical Equipment 8.7%
Belden	130,000	4,132,700
EnerSys*	180,000	3,547,800
SunPower (Class B)*	65,825	4,545,216
Thomas & Betts*	80,000	3,125,600

		15,351,316

Energy Equipment and Services 4.2%
Exterran Holdings*	100,000	3,196,000
TETRA Technologies*	300,000	4,155,000

		7,351,000

Food Products 1.7%
Smithfield Foods*	190,000	3,017,200

Health Care Providers and Services 3.0%
WellCare Health Plans*	150,034	5,401,224

Health Care Technology 2.4%
Eclipsys*	200,000	4,190,000

Hotels, Restaurants and Leisure 5.3%
Panera Bread (Class A)*	45,000	2,290,500
Penn National Gaming*	150,000	3,985,500
Texas Roadhouse (Class A)*	350,000	3,146,500

		9,422,500

Insurance 15.6%
Aspen Insurance Holdings	250,000	6,875,000
Endurance Specialty Holdings	180,000	5,565,600
Hanover Insurance Group	125,000	5,690,000
Infinity Property and Casualty	115,000	4,738,000
W.R. Berkley	200,000	4,710,000

		27,578,600

IT Services 3.1%
CACI International (Class A)*	110,000	5,511,000

Machinery 2.5%
Mueller Industries	190,000	4,371,900

Multiline Retail 3.1%
Fred’s (Class A)	390,000	5,545,800

Personal Products 2.9%
Herbalife	130,000	5,137,600

Professional Services 2.9%
School Specialty*	165,000	5,146,350

Real Estate Investment Trusts 1.2%
FelCor Lodging Trust	300,000	2,148,000

Semiconductors and Semiconductor Equipment 4.1%
Cypress Semiconductor*	240,000	1,252,800
ON Semiconductor*	244,100	1,650,116
Varian Semiconductor Equipment Associates*	175,000	4,396,000

		7,298,916

Software 6.3%
Lawson Software*	680,000	4,760,000
Quest Software*	500,000	6,345,000

		11,105,000

Specialty Retail 3.4%
Pacific Sunwear of California*	320,000	2,153,600
Pier 1 Imports*	920,000	3,799,600

		5,953,200

Total Investments 100.6%		177,923,384
Other Assets Less Liabilities (0.6)%		(1,057,681)

Net Assets 100.0%		$176,865,703

* Non-income producing security.

At September 30, 2008, the cost of investments for federal income tax purposes and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Large-Cap Value Fund	$188,153,479	$33,396,451	$(19,837,490)	$13,558,961
Smaller-Cap Value Fund	174,065,550	35,273,086	(31,415,252)	3,857,834

Seligman Value Fund Series, Inc.
Notes to Schedules of Investments (unaudited)

September 30, 2008

Organization — Seligman Value Fund Series, Inc. consists of two separate funds: Seligman Large-Cap Value Fund (“Large-Cap Value Fund”) and Seligman Smaller-Cap Value Fund (“Smaller-Cap Value Fund”) (collectively, the “Funds”).

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Funds) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurements - On January 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Funds’ investments as of September 30, 2008 based on the level of inputs used:

Valuation Inputs	Large-Cap Value Fund	Smaller-Cap Value Fund

Level 1 - Quoted Prices	$201,712,440	$177,923,384
Level 2 - Other Significant Observable Inputs	0	0
Level 3 - Significant Unobservable Inputs	0	0

Total	$201,712,440	$177,923,384

Risk — A Portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. To the extent that either Fund invests a substantial percentage of its assets in an industry, that Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of large capitalization or smaller capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of a Fund investing in such companies may be negatively affected.

Subsequent Events – On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition (the “Acquisition”) of the Manager. With the Acquisition completed and shareholders of each Fund having previously approved (at a Special Meeting held on November 3, 2008) a new investment management services agreement between the Series (with respect to each Fund of the Series) and RiverSource Investments, RiverSource Investments is the new investment manager of the Funds effective November 7, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	November 24, 2008

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.